Related-Party Transactions	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 9. Related-Party Transactions

As of March 31, 2015 and 2014, the Company had aggregate principal balances of $1.3 million and $555,500, respectively, in outstanding unsecured indebtedness owed to five related parties, including four former members of the Board of Directors, representing working capital advances made to the Company from February 2001 through March 2005.

Related-Party Convertible Notes Payable

In March 2015, we entered into definitive agreements relating to the exchange or amendment of the notes evidencing such working capital advances. Three of the notes issued to Patrick Mullins, M.D., Maryl Petreccia and Jeffrey Dell, M.D., which as of March 31, 2015 had outstanding principal balances of $448,200, $266,700 and $208,900, respectively, were amended and the holders received warrants for the purchase 37,347, 22,224, and 17,412 shares, respectively, of our common stock at an exercise price of $6.00 per share, exercisable on March 2, 2015 and expiring on March 1, 2020, and warrants to purchase 834, 417, and 417 shares, respectively, of our common stock at an exercise price of $6.00 per share, exercisable on March 2, 2015 and expiring on March 1, 2020, to reimburse the three note holders for any fees or other expenses incurred in connection with this transaction. The convertible notes, as amended, require interest payments on a calendar quarterly basis and all outstanding principal and accrued interest on the maturity date, which is the earlier to occur of (i) March 1, 2016, (ii) the sale of all or substantially all of our assets, or (iii) the merger, consolidation or other similar reorganization of the Company or an affiliate of our Company with another entity. Under the terms of such convertible note, upon the closing of a public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $5,000,000 of gross cash proceeds to the Company for the sale of shares of common stock or includes the sale of shares of common stock among the sale of other securities, the holder has the option to convert into the securities issued in such offering at a twenty percent (20%) discount to the price per share (or per unit, if applicable) of the securities issued by the Company in such offering. The securities issued to the holder upon conversion will be restricted securities.
One note issued to Raymond Takahashi, M.D., was exchanged for (i) a new convertible promissory note with an original principal amount equal to the outstanding principal and interest of the original note, and (ii) a warrant to purchase 1,490 shares of the Company’s common stock at an exercise price of $6.00 per share, exercisable on February 20, 2015 and expiring on February 19, 2018. The new convertible note, which as of March 31, 2015 had an outstanding principal balance of $35,800, requires interest payments on a calendar quarterly basis and all outstanding principal and accrued interest on the maturity date, which is March 1, 2016. Under the terms of such convertible note, upon the closing of a public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $5,000,000 of gross cash proceeds to the Company for the sale of shares of common stock or includes the sale of shares of common stock among the sale of other securities, the holder has the option to convert into the securities issued in such offering at a twenty percent (20%) discount to the price per share (or per unit, if applicable) of the securities issued by the Company in such offering. The securities issued to the holder upon conversion will be restricted securities.
The conversion of the related-party convertible notes payable at a 20% discount to the price per share of the securities issued in a public offering is contingent upon the closing of a public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $5,000,000 of gross cash proceeds to the Company. The fair value of the beneficial conversion feature will be recorded upon the contingency being resolved and the Company estimated the fair value of the beneficial conversion feature of the related-party convertible notes aggregated $521,100 at March 31, 2015.
The relative fair value of the related-party warrants of $280,400 was recorded as a debt discount and will be amortized to interest expense using the straight-line method which approximated the effective interest method over the term of the convertible notes. During the year ended March 31, 2015, the Company amortized $20,800 of the debt discount to interest expense for these convertible notes.
Related-party interest expense under these notes was $33,500 and $36,500 for the years ended March 31, 2015 and 2014, respectively. Accrued interest, which is included in related-party notes payable in the accompanying consolidated balance sheets, amounted to $4,600 and $802,600 as of March 31, 2015 and 2014, respectively.

Related-Party Note Payable

One note issued to Marc Grossman, M.D., which as of March 31, 2015 had an outstanding principal balance of $298,500, as amended, now provides for interest at a rate of 6% per annum commencing on March 13, 2015; however, no interest payments will be due if no event of default occurs and if the Company (i) complies with its regular payment obligations, reimburses the payee for attorneys’ fees in connection with the negotiation of the note amendment, up to a maximum amount of $1,000, on the later of (A) March 13, 2015, or (B) three (3) days after receiving written notice from the payee of the amount of attorneys’ fees incurred by payee, and (iii) the Company immediately pays all unpaid amounts due and payable in full before the earlier of May 1, 2016 or at the same time that payee(s) of any other promissory note(s) with the Company that were issued in 2005 are paid in full before May 1, 2016, other than (Y) notes that are satisfied upon conversion into common stock, warrants or any other equity of the Company, or (Z) notes that have been paid in full before March 2, 2015. All principal and interest under the original note, as amended by the note amendment, will be due and shall be paid on May 1, 2016. The note requires monthly payments of $20,000, except for the month of June 2015, where the monthly payment is $72,000.

5% Bridge Notes

From December 2013 to March 2014, the Company issued 5% Bridge Notes in the original principal amount of $1,793,000. This includes two notes in the aggregate amount of $120,000 issued to Jerrell Shelton, the Company’s Chief Executive Officer, on December 11, 2013 and January 10, 2014 as well as a note in the amount of $100,000 issued to GBR Investments, LLC on February 3, 2014, of which Richard Rathmann, a Director of the Company, is the manager (see Note 8).

Class A Convertible Preferred Stock

In November 2014, both Mr. Shelton and GBR Investments, LLC participated in the Class A convertible preferred stock offering described in Note 11 and the Company issued 4,167 shares of Class A convertible preferred stock each in exchange for an aggregate amount of $100,000.